Note 23 - Accounting for Suspended Exploratory Wells	12 Months Ended
Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Note 23 - Accounting for Suspended Exploratory Wells [Text Block]

23. Accounting for Suspended Exploratory Wells

The Company's accounting for exploratory drilling costs is governed by Codification Topic 932 - Extractive Activities - Oil and Gas. Costs the Company has incurred to drill exploratory wells that find commercial quantities of oil and gas are carried as assets on its balance sheet under the classification "Property, plant and equipment" as unproved oil and gas properties. Each year, the Company writes-off the costs of these wells that have not found sufficient proved reserves to justify completion as a producing well, unless: (1) the well is in an area requiring major capital expenditure before production can begin; and (2) additional exploratory drilling is under way or firmly planned to determine whether the capital expenditure is justified.

As of December 31, 2010, the total amount of unproved oil and gas properties was US$7,846, and of that amount US$4,838 (US$2,911 of which related to projects in Brazil) represented costs that had been capitalized for more than one year, which generally are a result of: (1) extended exploratory activities associated with offshore production; and (2) the transitory effects of deregulation in the Brazilian oil and gas industry, as described below.

In 1998, the Company's government-granted monopoly ended and the Company signed concession contracts with the Agência Nacional de Petróleo (National Petroleum Agency, or ANP) for all of the areas the Company had been exploring and developing prior to 1998, which consisted of 397 concession block. Since 1998, the ANP has conducted competitive bidding rounds for exploration rights, which has allowed the Company to acquire additional concession blocks. After a concession block is found to contain a successful exploratory well, the Company must submit an "Evaluation Plan" to the ANP for approval. This Evaluation Plan details the drilling plans for additional exploratory wells. An Evaluation Plan is only submitted for those concession areas where technical and economic feasibility analyses on existing exploration wells evidence justification for completion of such wells. Until the ANP approves the Evaluation Plan, the drilling of additional exploratory wells cannot commence. If companies do not find commercial quantities of oil and gas within a specific time period, generally 4-6 years depending on the characteristics of the exploration area, then the concession block must be relinquished and returned to the ANP. Because the Company was required to assess a large volume of concession blocks in a limited time frame even when an exploratory well has found sufficient reserves to justify completion and additional wells are firmly planned, finite resources and expiring time frames in other concession blocks have dictated the timing of the planned additional drilling.

The following table shows the net changes in capitalized exploratory drilling costs during the years ended December 31, 2010 and 2009:

Unproved oil and gas properties (*)
	Year ended December, 31
	2010	2009

Beginning balance at January 1	5,902	3,558

Additions to capitalized costs pending determination of proved reserves	4,560	3,383
Capitalized exploratory costs charged to expense	(1,201)	(1,251)
Transfers to property, plant and equipment based on the determination of the proved reserves	(1,659)	(613)
Cumulative translation adjustment	244	825

Ending balance at December 31,	7,846	5,902

(*) Amounts capitalized and subsequently expensed in the same period have been excluded from the above table.

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of the drilling:

Aging of capitalized exploratory well costs
	Year ended December 31,
	2010	2009

Capitalized exploratory well costs that have been capitalized for a period of one year or less	3,008	2,092
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Ending balance	7,846	5,902

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95

Of the US$4,838 for 84 projects that include wells suspended for more than one year since the completion of drilling, approximately US$1,243 are related to wells in areas for which drilling was under way or firmly planned for the near future and that the Company has submitted an "Evaluation Plan" to the ANP for approval and approximately US$2,416 incurred in costs for activities necessary to assess the reserves and their potential development.

The US$ 4,838 of suspended wells cost capitalized for a period greater than one year as of December 31, 2010, represents 150 exploratory wells and the table below contains the aging of these costs on a well basis:

Aging based on drilling completion date of individual wells:

	Million of dollars	Number of wells
2009	2,005	80
2008	1,428	38
2007	372	11
2006	840	6
2005 and therefore	193	15

	4,838	150